NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2%
	AEROSPACE & DEFENSE - 0.5%
167	General Dynamics Corporation	$ 35,930
270	HEICO Corporation	47,774
98	Lockheed Martin Corporation	45,117
134	Teledyne Technologies, Inc.(a)	55,089
		183,910
	APPAREL & TEXTILE PRODUCTS - 0.1%
250	NIKE, Inc., Class B	27,593

	BEVERAGES - 0.8%
861	Brown-Forman Corporation, Class B	57,498
906	Coca-Cola Company (The)	54,559
240	Constellation Brands, Inc., Class A	59,071
1,673	Keurig Dr Pepper, Inc.	52,315
307	PepsiCo, Inc.	56,862
		280,305
	BIOTECH & PHARMA - 1.4%
320	AbbVie, Inc.	43,114
163	Amgen, Inc.	36,189
389	BioMarin Pharmaceutical, Inc.(a)	33,719
817	Bristol-Myers Squibb Company	52,247
75	Eli Lilly and Company	35,173
657	Incyte Corporation(a)	40,898
351	Johnson & Johnson	58,098
59	Regeneron Pharmaceuticals, Inc.(a)	42,394
1,561	Royalty Pharma plc, Class A	47,985
115	Vertex Pharmaceuticals, Inc.(a)	40,470
319	Zoetis, Inc.	54,935
		485,222
	CHEMICALS - 0.1%
130	Air Products and Chemicals, Inc.	38,939

	COMMERCIAL SUPPORT SERVICES - 0.9%
99	Cintas Corporation	49,211
402	Republic Services, Inc.	61,574

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9% (Continued)
1,448	Rollins, Inc.	$ 62,018
405	Waste Connections, Inc.	57,887
344	Waste Management, Inc.	59,656
		290,346
	CONSTRUCTION MATERIALS - 0.1%
194	Vulcan Materials Company	43,735

	DIVERSIFIED INDUSTRIALS - 0.3%
205	Eaton Corp plc	41,225
234	Honeywell International, Inc.	48,555
120	Illinois Tool Works, Inc.	30,019
		119,799
	ELECTRICAL EQUIPMENT - 1.1%
254	AMETEK, Inc.	41,118
695	Amphenol Corporation, Class A	59,040
826	Fortive Corporation	61,760
343	Keysight Technologies, Inc.(a)	57,435
316	Otis Worldwide Corporation	28,127
125	Roper Technologies, Inc.	60,100
286	TE Connectivity Ltd.	40,086
		347,666
	ENTERTAINMENT CONTENT - 0.3%
700	Activision Blizzard, Inc.(a)	59,010
457	Electronic Arts, Inc.	59,273
		118,283
	FOOD - 0.8%
525	Campbell Soup Company	23,998
337	General Mills, Inc.	25,848
113	Hershey Company (The)	28,216
1,285	Hormel Foods Corporation	51,682
308	J M Smucker Company (The)	45,483
420	Kellogg Company	28,308
321	McCormick & Company, Inc.	28,001

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2% (Continued)
	FOOD - 0.8% (Continued)
406	Mondelez International, Inc., Class A	$ 29,614
		261,150
	HEALTH CARE FACILITIES & SERVICES - 0.1%
329	Quest Diagnostics, Inc.	46,244

	HOUSEHOLD PRODUCTS - 0.7%
424	Church & Dwight Company, Inc.	42,498
237	Clorox Company (The)	37,692
737	Colgate-Palmolive Company	56,778
347	Kimberly-Clark Corporation	47,907
376	Procter & Gamble Company (The)	57,054
		241,929
	INDUSTRIAL SUPPORT SERVICES - 0.2%
1,027	Fastenal Company	60,583

	INTERNET MEDIA & SERVICES - 0.3%
437	Alphabet, Inc., Class A(a)	52,309
170	VeriSign, Inc.(a)	38,415
		90,724
	LEISURE FACILITIES & SERVICES - 0.4%
22	Chipotle Mexican Grill, Inc.(a)	47,058
132	McDonald's Corporation	39,390
270	Yum! Brands, Inc.	37,409
		123,857
	MACHINERY - 0.1%
218	IDEX Corporation	46,927

	MEDICAL EQUIPMENT & DEVICES - 1.9%
528	Abbott Laboratories	57,563
295	Agilent Technologies, Inc.	35,474
219	Becton Dickinson and Company	57,818
223	Danaher Corporation	53,520
656	Edwards Lifesciences Corporation(a)	61,879
97	Embecta Corporation	2,095

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.9% (Continued)
446	Hologic, Inc.(a)	$ 36,113
106	Intuitive Surgical, Inc.(a)	36,246
546	Medtronic PLC	48,103
20	Mettler-Toledo International, Inc.(a)	26,233
247	ResMed, Inc.	53,970
101	Thermo Fisher Scientific, Inc.	52,697
185	Waters Corporation(a)	49,310
85	West Pharmaceutical Services, Inc.	32,510
280	Zimmer Biomet Holdings, Inc.	40,768
		644,299
	OIL & GAS PRODUCERS - 0.2%
1,784	Enterprise Products Partners, L.P.	47,008
837	MPLX, L.P.	28,408
		75,416
	RETAIL - CONSUMER STAPLES - 0.3%
113	Costco Wholesale Corporation	60,837
248	Walmart, Inc.	38,981
		99,818
	RETAIL - DISCRETIONARY - 0.4%
185	Home Depot, Inc. (The)	57,468
78	Lululemon Athletica, Inc.(a)	29,523
32	O'Reilly Automotive, Inc.(a)	30,570
356	TJX Companies, Inc. (The)	30,185
		147,746
	SEMICONDUCTORS - 0.4%
200	Analog Devices, Inc.	38,962
56	Monolithic Power Systems, Inc.	30,253
317	Texas Instruments, Inc.	57,066
		126,281
	SOFTWARE - 0.7%
114	Adobe, Inc.(a)	55,745
136	Microsoft Corporation	46,313
421	PTC, Inc.(a)	59,908
93	Synopsys, Inc.(a)	40,493

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2% (Continued)
	SOFTWARE - 0.7% (Continued)
269	Veeva Systems, Inc., Class A(a)	$ 53,189
		255,648
	TECHNOLOGY HARDWARE - 0.7%
233	Apple, Inc.	45,195
189	Arista Networks, Inc.(a)	30,629
1,141	Cisco Systems, Inc.	59,035
555	Garmin Ltd.	57,881
103	Motorola Solutions, Inc.	30,208
140	Ubiquiti, Inc.	24,605
		247,553
	TECHNOLOGY SERVICES - 1.8%
195	Accenture PLC, Class A	60,173
375	Broadridge Financial Solutions, Inc.	62,111
459	Cognizant Technology Solutions Corporation, Class A	29,964
730	CoStar Group, Inc.(a)	64,970
135	FactSet Research Systems, Inc.	54,088
148	Mastercard, Inc., Class A	58,208
174	Moody's Corporation	60,503
51	MSCI, Inc.	23,934
500	Paychex, Inc.	55,935
152	S&P Global, Inc.	60,935
239	Verisk Analytics, Inc.	54,021
200	Visa, Inc., Class A	47,496
		632,338
	TOBACCO & CANNABIS - 0.3%
1,219	Altria Group, Inc.	55,221
575	Philip Morris International, Inc.	56,132
		111,353
	TRANSPORTATION & LOGISTICS - 0.3%
854	CSX Corporation	29,121
409	Expeditors International of Washington, Inc.	49,542
85	Old Dominion Freight Line, Inc.	31,429
		110,092

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 15.2% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3% (Continued)

	TOTAL COMMON STOCKS (Cost $4,785,040)	$ 5,257,756

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.6%
	EQUITY - 75.6%
2,712	Communication Services Select Sector SPDR Fund	176,497
2,368	Consumer Discretionary Select Sector SPDR Fund	402,110
2,600	Consumer Staples Select Sector SPDR Fund	192,842
17,146	Fidelity Low Volatility Factor ETF	859,186
37,817	Fidelity Momentum Factor ETF	1,828,671
17,109	Fidelity Quality Factor ETF	864,860
11,690	Financial Select Sector SPDR Fund	394,070
4,021	Industrial Select Sector SPDR Fund	431,534
11,579	iShares MSCI USA Min Vol Factor ETF	860,667
12,650	iShares MSCI USA Momentum Factor ETF	1,824,763
6,385	iShares MSCI USA Quality Factor ETF	861,145
43,377	JPMorgan US Momentum Factor ETF	1,837,879
19,563	JPMorgan US Quality Factor ETF	866,250
2,010	Materials Select Sector SPDR Fund	166,569
5,576	Real Estate Select Sector SPDR Fund	210,159
3,361	SPDR S&P 500 ETF Trust	1,489,864
6,159	SPDR SSGA US Large Cap Low Volatility Index ETF	866,019
6,089	Technology Select Sector SPDR Fund	1,058,634
2,187	Utilities Select Sector SPDR Fund	143,117
21,836	Vanguard S&P 500 ETF	8,893,366
15,169	Vanguard US Momentum Factor ETF	1,839,161
		26,067,363
	FIXED INCOME - 0.0%(b)
199	iShares 1-3 Year Treasury Bond ETF	16,135

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,793,628)	26,083,498

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
120,153	First American Government Obligations Fund Class X, 5.01% (Cost $120,153)(c)					$ 120,153

Contracts(d)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 3.3%
	CALL OPTIONS PURCHASED - 2.4%
13	S&P 500 INDEX	GS	12/15/2023	$ 4,700	$ 6,110,000	$ 95,810
20	S&P 500 INDEX	GS	01/19/2024	4,850	9,700,000	97,600
12	S&P 500 INDEX	GS	02/16/2024	4,625	5,550,000	190,020
16	S&P 500 INDEX	GS	03/15/2024	4,800	7,680,000	157,840
19	S&P 500 INDEX	GS	04/19/2024	4,850	9,215,000	195,320
26	S&P 500 INDEX	GS	05/17/2024	5,100	13,260,000	126,100
	TOTAL CALL OPTIONS PURCHASED (Cost - $614,855)					862,690

	PUT OPTIONS PURCHASED - 0.9%
33	S&P 500 INDEX	GS	09/15/2023	$ 3,900	$ 12,870,000	$ 46,200
24	S&P 500 INDEX	GS	09/15/2023	4,025	9,660,000	47,280
8	S&P 500 INDEX	GS	12/15/2023	3,650	2,920,000	21,160
7	S&P 500 INDEX	GS	01/19/2024	3,750	2,625,000	27,160
7	S&P 500 INDEX	GS	02/16/2024	3,575	2,502,500	24,430
7	S&P 500 INDEX	GS	03/15/2024	3,800	2,660,000	40,075
8	S&P 500 INDEX	GS	04/19/2024	3,700	2,960,000	45,480
7	S&P 500 INDEX	GS	05/17/2024	4,150	2,905,000	84,420
	TOTAL PUT OPTIONS PURCHASED (Cost - $787,508)					336,205

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,402,363)					1,198,895

	TOTAL INVESTMENTS - 94.4% (Cost $29,101,184)					$ 32,660,302
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $72,241)					(85,520)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $151,278)					(84,680)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.1%(e)					2,025,631
	NET ASSETS - 100.0%					$ 34,515,733

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.3)%
	CALL OPTIONS WRITTEN- (0.2)%
12	S&P 500 INDEX	GS	02/16/2024	$ 5,100	$ 6,120,000	$ 22,800
16	S&P 500 INDEX	GS	03/15/2024	5,300	8,480,000	16,320
19	S&P 500 INDEX	GS	04/19/2024	5,300	10,070,000	30,020
26	S&P 500 INDEX	GS	05/17/2024	5,600	14,560,000	16,380
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $72,241)					85,520

NEWFOUND RISK MANAGED US GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Contracts(d) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.3)% (Continued)
	PUT OPTIONS WRITTEN - (0.1)%
33	S&P 500 INDEX SPX US 09/15/23 P3375	GS	09/15/2023	$ 3,375	$ 11,137,500	$ 14,685
24	S&P 500 INDEX SPX US 09/15/23 P3575	GS	09/15/2023	3,575	8,580,000	15,840
7	S&P 500 INDEX SPX US 03/15/24 P3050	GS	03/15/2024	3,050	2,135,000	13,020
8	S&P 500 INDEX SPX US 04/19/24 P2900	GS	04/19/2024	2,900	2,320,000	14,360
7	S&P 500 INDEX SPX US 05/17/24 P3350	GS	05/17/2024	3,350	2,345,000	26,775
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $151,278)					84,680

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $223,519)					$ 170,200

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(f)	Value and Unrealized Depreciation
115	CBOT 10 Year US Treasury Note			09/20/2023	$ 12,910,544	$ (160,237)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
GS	- Goldman Sachs
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	Subject to call and put options written.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.